Fair Value Measurements (Details) - Schedule of Changes in Fair Value - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Beginning	$ 13,150,745
Issuance of simple agreements for future equity	2,666,953
Issuance of embedded derivative liability	601,000
Change in fair value	1,821,706
Conversion to common stock before APO	(18,240,404)
Ending		$ 13,150,745
Simple Agreement for Future Equity [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Beginning	13,150,745
Issuance of simple agreements for future equity	2,666,953	12,885,001	7,925,000
Issuance of embedded derivative liability
Change in fair value	1,672,706	265,744	11,043,155
Conversion to common stock before APO	(17,490,404)
Ending		13,150,745
Embedded Derivative Liability [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Beginning
Issuance of simple agreements for future equity
Issuance of embedded derivative liability	601,000
Change in fair value	149,000
Conversion to common stock before APO	(750,000)
Ending